Other Commitments with Third Parties and Other Contingent Liabilities (Details) € in Thousands		12 Months Ended
	Sep. 27, 2022 USD ($)	Dec. 31, 2022 EUR (€) individual item director	Dec. 31, 2022 USD ($) individual	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item director
Other Commitments with Third Parties and Other Contingent Liabilities
Annual contribution to defined contribution pension plans | €		€ 1,033		€ 948
Agreements with employees/directors | director		45				45
Number of executives with whom contract entered | item		6				6
Percentage of Group contribution matching to first 4% of employee contributions		100.00%				100.00%
Percentage of employee contributions vested one		4.00%				4.00%
Percentage of Group contribution matching to the next 2% following the first 4% of employee contributions		50.00%				50.00%
Percentage employee contributions vested two		2.00%				2.00%
Total cost of matching contributions			$ 34,100,000		$ 31,800,000
Parties have settled this class action in the amount			16,750,000
Accrued a total amount			$ 6,000,000
Settlement class | individual		66,822	66,822
Restricted share unit retention plan
Other Commitments with Third Parties and Other Contingent Liabilities
Vesting Period		2 years 1 day	2 years 1 day
Exchange ratio		1				1
Amount settled under RSU plan | €		€ 9,381		7,782
Equity-settled commitment | €		€ 7,304		€ 9,838
Legal proceedings contingent liability | SIEMENS HEALTHCARE DIAGNOSTICS, INC. adv. ORTHO-CLINICAL DIAGNOSTICS, INC., GRIFOLS DIAGNOSTIC SOLUTIONS INC.
Other Commitments with Third Parties and Other Contingent Liabilities
Payments made to settle dispute	$ 171,000
Legal proceedings contingent liability | ABBOTT LABORATORIES v. GRIFOLS DIAGNOSTIC SOLUTIONS INC., GRIFOLS WORLDWIDE OPERATIONS LIMITED AND NOVARTIS VACCINES AND DIAGNOSTICS, INC
Other Commitments with Third Parties and Other Contingent Liabilities
Amount awarded to the company/Ortho						$ 4,000,000
Minimum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors		2 years	2 years
Number of years of salary for executives		1 year	1 year
Maximum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors		5 years	5 years
Number of years of salary for executives		4 years	4 years
Maximum | Restricted share unit retention plan
Other Commitments with Third Parties and Other Contingent Liabilities
Percentage of annual bonus in Grifols Class B Shares or Grifols ADS		50.00%				50.00%
Matching percentage to the employees contribution		50.00%				50.00%